Advances for drillships under construction and related costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Advances For Drillships Under Construction And Related Costs [Abstract]
Balance at beginning of year	$ 662,313
Advances for drillships under construction and related costs	631,201
Drillships delivered	(731,636)
Balance at end of year	$ 561,878